Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000149725
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MetLife Core Plus Fund, I Class Shares
C000149726
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MetLife Core Plus Fund, R Class Shares
Without Sales Load [Member] | C000149725
Average Annual Return [Line Items]
Average Annual Return, Percent		6.59%	(0.15%)	2.21%
Without Sales Load [Member] | C000149726
Average Annual Return [Line Items]
Average Annual Return, Percent		2.54%	(1.74%)	0.56%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		6.16%	(0.24%)	1.90%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		6.16%	(0.24%)	1.90%

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[2]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.